PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
5.	PROPERTY AND EQUIPMENT, NET

	December 31,
	2021	2020
Cost

Buildings	$2,306,889	$2,328,832
Furniture, fixtures and equipment	224,826	196,428
Leasehold improvements	106,200	126,538
Motor vehicles	2,599	2,615
Construction in progress	721,471	256,225

Sub-total	3,361,985	2,910,638
Less: accumulated depreciation and amortization	(805,945)	(729,741)

Property and equipment, net	$2,556,040	$2,180,897

As of December 31, 2021 and 2020, construction in progress, in relation to Studio City, included interest capitalized in accordance with applicable accounting standards and other direct incidental costs capitalized which, in the aggregate, amounted to $67,974 and $32,497, respectively.